Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Financial Information Abstract
Supplemental Financial Information
Note 4 — Supplemental Financial Information
Inventories

in thousands	As of March 31, 2022	As of December 31, 2021
Raw materials	$8,032	$5,775
Work in progress	669	941
Finished goods	—	959
Inventories	$8,701	$7,675
There were $5.5 million of inventory net realizable value write downs recorded within cost of revenues during the three months ended March 31, 2022. There were no inventory net realizable value write downs recorded during the three months ended March 31, 2021.
Property, Plant and Equipment, net
Presented in the table below are the major classes of property, plant and equipment:

in thousands	As of March 31, 2022	As of December 31, 2021
Construction in progress	$9,693	$39,246
Computer and software	3,418	3,092
Leasehold improvements	54,343	14,177
Research equipment	11,716	8,935
Production equipment	11,746	10,442
Furniture and fixtures	1,035	1,001
Total property, plant and equipment	91,951	76,893
Less: accumulated depreciation	(12,536)	(10,577)
Property, plant and equipment, net	$79,415	$66,316
Depreciation expense amounted to $2.0 million and $0.9 million for the three months ended March 31, 2022 and 2021, respectively. No impairment charges were recorded for the three months ended March 31, 2022 and 2021.
Accrued Expenses and Other Current Liabilities

in thousands	As of March 31, 2022	As of December 31, 2021
Employee compensation and benefits	$6,516	$9,927
Contract liabilities, current portion	10,307	10,162
Fair value of contingent consideration, current portion	3,500	—
Construction in progress related accruals	1,365	3,726
Accrued expenses	4,837	3,464
Other (miscellaneous)	2,793	2,620
Accrued expenses and other current liabilities	$29,318	$29,899
Other
Non-Current
Liabilities

in thousands	As of March 31, 2022	As of December 31, 2021
Fair value of contingent consideration, net of current portion	$25,700	$13,700
Contract liabilities, net of current portion	149	149
Other (miscellaneous)	1,250	750
Other non-current liabilities	$27,099	$14,599

Note 5 — Supplemental Financial Information
Inventories

	As Of December 31,
in thousands	2021	2020
Raw materials	$5,775	$649
Work in progress	941	—
Finished goods	959	—
Inventories	$7,675	$649
The Company’s inventories included materials which are necessary to construct the Company’s launch vehicles to provide launch services to customers. Costs related to the construction of research and development launch vehicles are recorded as research and development expenses when incurred. Under the Company’s business model, launch vehicles are manufactured to deliver customer payloads of various sizes to various locations in low-earth
orbit. There were $6.7 million of inventory net realizable value write downs recorded during the year ended December 31, 2021. There were no inventory net realizable value write downs recorded during the year ended December 31, 2020 and 2019.
Property, Plant and Equipment, net
Presented in the table below are the major classes of property, plant and equipment:

	As Of December 31,
in thousands	2021	2020
Construction in progress	$39,246	$—
Computer and software	3,092	1,440
Leasehold improvements	14,177	13,873
Research and development equipment	8,935	4,903
Production equipment	10,442	8,174
Furniture and fixtures	1,001	466
Kodiak Spaceport	—	2,079
Total property, plant and equipment	76,893	30,935
Less: accumulated depreciation	(10,577)	(6,866)
Property, plant and equipment, net	$66,316	$24,069
Construction is progress relates mainly to the ongoing development of our manufacturing facility located in Alameda, California.
Depreciation expense is recorded within operating expenses in the Consolidated Statements of Operations and amounted to $3.7 million, $3.3 million and $2.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. No impairment charges were recorded for the year ended December 31, 2021, 2020 and 2019.
Kodiak Spaceport
On June 19, 2019, the Company entered into an agreement with Alaska Aerospace Corporation (“AAC”) to develop a commercial launch pad site (“Launch Pad”) in Kodiak, Alaska. The Launch Pad development includes construction of the Launch Pad and obtaining Federal Aviation Administration spaceport license approval for launch operations beginning in August 2019. The Launch Pad’s costs were jointly funded by AAC and the Company. Throughout the term of the agreement, the State of Alaska retains ownership of the developed Launch Pad site and the Company leases it.
The Company’s involvement in the construction of the Launch Pad, inclusive of the land, resulted in the Company being recognized as the owner of the Launch Pad during the lease term. Prior to the adoption of ASC 842, the arrangement was accounted for as a build-to-suit
lease under ASC 840 — Leases. The total construction costs of $2.1 million were capitalized within property, plant and equipment, net on the Consolidated Balance Sheet, and were depreciated on a straight-line basis over the life of the lease term. AAC’s contributions of $0.8 million were recorded as a financing obligation which was included in other non-current
liabilities on the Company’s Consolidated Balance Sheets to be released at the end of the lease term.
Upon adoption of ASC 842 on January 1, 2021, the Company derecognized the Kodiak Spaceport asset of $2.1 million, the accumulated depreciation of $0.4 million, and the financing obligation of $0.8 million, with an adjustment to equity for the difference. The Company also recognized a right-of-use
asset of $0.9 million for the Kodiak Spaceport lease. No lease payments remained to be paid as of the transition date. As such, equity was adjusted against the right-of-use
asset. See Note 10 — Leases.
Accrued Expenses and Other Current Liabilities

	As Of December 31,
in thousands	2021	2020
Employee compensation and benefits	$9,927	$484
Contract liabilities	10,162	—
Construction in progress related accruals	3,726	—
Accrued expenses	3,464	2,751
Other (miscellaneous)	2,620	1,155
Accrued expenses and other current liabilities	$29,899	$4,390
Other
Non-Current
Liabilities

	As Of December 31,
in thousands	2021	2020
Fair value of contingent consideration	$13,700	$—
Contract liabilities	149	122
Other (miscellaneous)	750	1,563
Other non-current liabilities	$14,599	$1,685
Other Income, Net

	For The Year Ended December 31,
in thousands	2021	2020	2019
Gain on change in fair value of public and private placement of warrants	$25,681	$—	$—
Gain on forgiveness of PPP note	4,850	—	—
Gain on change in fair value of contingent consideration	4,700	—	—
Gain (loss) on mark to market derivatives	—	8,145	(464)
Other (miscellaneous)	815	2,715	740
Other income, net	$36,046	$10,860	$276